UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 28, 2011

Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
New York (98.1%)
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.230%	3/7/11 LOC	12,145	12,145
Amherst NY Development Corp. Student
Housing Facility Revenue VRDO	0.230%	3/7/11 LOC	6,000	6,000
Brookhaven NY BAN	1.250%	9/28/11	10,000	10,039
Chappaqua NY Central School District TAN	2.000%	6/30/11	8,000	8,039
Cheektowaga NY BAN	2.000%	7/21/11	8,300	8,347
Chemung County NY Industrial Development
Agency Civic Facility Revenue (Elmira College
Project) VRDO	0.250%	3/7/11 LOC	9,800	9,800
Clifton Park NY Industrial Development Agency
Multifamily Housing Revenue (Coburg Village
Senior Housing Project) VRDO	0.270%	3/7/11 LOC	10,945	10,945
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.280%	3/7/11 LOC	6,000	6,000
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial HospitalProject) VRDO	0.280%	3/7/11 LOC	5,250	5,250
Erie County NY Fiscal Stability Authority BAN	1.250%	7/29/11	20,000	20,071
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.240%	3/7/11 LOC	29,575	29,575
Half Hollow Hills NY Central School District
Huntington & Babylon TAN	2.000%	6/30/11	39,000	39,221
Hauppauge NY Union Free School District TAN	2.000%	6/28/11	25,000	25,136
Huntington NY Union Free School District TAN	1.500%	6/24/11	25,000	25,090
Ithaca City NY City School District BAN	1.500%	7/8/11	15,000	15,060
Liberty New York Development Corp. Revenue
(Greenwich LLC) VRDO	0.230%	3/7/11 LOC	15,375	15,375
Long Island NY Power Authority Electric System
Revenue CP	0.280%	3/4/11 LOC	24,000	24,000
Long Island NY Power Authority Electric System
Revenue CP	0.280%	3/4/11 LOC	5,500	5,500
1 Long Island NY Power Authority Electric System
Revenue TOB VRDO	0.250%	3/7/11 LOC	6,500	6,500
Long Island NY Power Authority Electric System
Revenue VRDO	0.170%	3/1/11 LOC	4,000	4,000
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.270%	3/7/11 (4)	7,510	7,510
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.270%	3/7/11 (13)	7,840	7,840
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.240%	3/7/11 LOC	13,460	13,460
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.240%	3/7/11 LOC	14,595	14,595
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.240%	3/7/11 LOC	40,310	40,310

1 Metropolitan New York Transportation Authority
Revenue (Service Contract) TOB VRDO	0.290%	3/7/11 (4)	4,495	4,495
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.270%	3/7/11 (13)	19,005	19,005
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.280%	3/7/11 (13)	6,000	6,000
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.360%	3/7/11 (4)	3,620	3,620
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.360%	3/7/11 (4)	6,510	6,510
Metropolitan New York Transportation Authority
Revenue VRDO	0.220%	3/7/11 LOC	10,000	10,000
Metropolitan New York Transportation Authority
Revenue VRDO	0.240%	3/7/11 LOC	20,110	20,110
Metropolitan New York Transportation Authority
Revenue VRDO	0.260%	3/7/11 LOC	17,250	17,250
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Cherry Ridge)
VRDO	0.190%	3/7/11 LOC	6,925	6,925
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Cherry Ridge)
VRDO	0.190%	3/7/11 LOC	2,900	2,900
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.240%	3/7/11 LOC	3,800	3,800
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.290%	3/7/11 LOC	6,215	6,215
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.240%	3/7/11	46,100	46,100
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.240%	3/7/11	41,100	41,100
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.270%	3/7/11	5,000	5,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.270%	3/7/11	5,000	5,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.300%	3/7/11	20,000	20,000
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.320%	3/7/11 LOC	7,665	7,665
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.510%	3/7/11 LOC	4,320	4,320
New York City NY Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.200%	3/7/11	1,765	1,765
New York City NY Cultural Resources Revenue
(Asia Society) VRDO	0.230%	3/7/11 LOC	8,430	8,430
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)
VRDO	0.200%	3/7/11 LOC	13,000	13,000
New York City NY Cultural Resources Revenue
(Pierpont Morgan Library) VRDO	0.230%	3/7/11 LOC	6,480	6,480
New York City NY Cultural Resources Revenue
(The Metropolitan Museum of Art) VRDO	0.220%	3/7/11	40,100	40,100
New York City NY Cultural Resources Revenue
(The Metropolitan Museum of Art) VRDO	0.220%	3/7/11	57,460	57,460
New York City NY GO	5.250%	3/15/11 (Prere.)	5,000	5,059

New York City NY GO	2.000%	8/1/11	9,325	9,391
New York City NY GO	3.000%	8/1/11	17,800	18,002
1 New York City NY GO TOB VRDO	0.230%	3/1/11 LOC	2,085	2,085
New York City NY GO VRDO	0.160%	3/1/11	2,300	2,300
New York City NY GO VRDO	0.220%	3/1/11 (4)	8,220	8,220
New York City NY GO VRDO	0.220%	3/1/11 (4)	3,465	3,465
New York City NY GO VRDO	0.220%	3/1/11 (4)	7,500	7,500
New York City NY GO VRDO	0.220%	3/1/11 (4)	2,500	2,500
New York City NY GO VRDO	0.220%	3/1/11 (4)	1,100	1,100
New York City NY GO VRDO	0.220%	3/1/11 (4)	6,700	6,700
New York City NY GO VRDO	0.220%	3/1/11 LOC	9,700	9,700
New York City NY GO VRDO	0.220%	3/1/11 LOC	14,575	14,575
New York City NY GO VRDO	0.200%	3/7/11 LOC	9,530	9,530
New York City NY GO VRDO	0.200%	3/7/11 LOC	14,725	14,725
New York City NY GO VRDO	0.250%	3/7/11 LOC	23,000	23,000
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.220%	3/7/11 LOC	17,600	17,600
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.530%	5/13/11	22,720	22,720
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.410%	9/15/11	16,575	16,575
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.280%	3/7/11	20,000	20,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.360%	3/7/11	21,840	21,840
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.250%	3/7/11 LOC	45,800	45,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development)VRDO	0.250%	3/7/11 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.250%	3/7/11 LOC	53,100	53,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.280%	3/7/11 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.250%	3/7/11 LOC	22,000	22,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.170%	3/1/11 LOC	15,565	15,565
New York City NY Industrial Development
Agency Civic Facility Revenue (Grace Church
School) VRDO	0.270%	3/7/11 LOC	4,910	4,910
New York City NY Industrial Development
Agency Civic Facility Revenue (Jewish Board
of Family Services) VRDO	0.210%	3/7/11 LOC	14,340	14,340
New York City NY Industrial Development
Agency Civic Facility Revenue (Lycee
Francais De New York Project) VRDO	0.190%	3/7/11 LOC	13,350	13,350
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.250%	3/7/11 LOC	12,365	12,365

New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.280%	3/7/11 LOC	4,200	4,200
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.230%	3/7/11 LOC	15,500	15,500
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal) VRDO	0.240%	3/7/11	17,800	17,800
New York City NY Industrial Development
Agency Special Facility Revenue (Korean Air
Lines) VRDO	0.240%	3/7/11 LOC	12,400	12,400
New York City NY Industrial Development
Agency Special Facility Revenue (Korean Air
Lines) VRDO	0.240%	3/7/11 LOC	14,100	14,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/11 (Prere.)	25,000	25,392
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue CP	0.300%	5/12/11	20,000	20,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.220%	3/1/11	6,885	6,885
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.250%	3/7/11	12,300	12,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.260%	3/7/11	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.260%	3/7/11	4,900	4,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.170%	3/1/11	32,310	32,310
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.190%	3/1/11	11,625	11,625
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.210%	3/1/11	48,910	48,910
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.290%	3/7/11	12,845	12,845
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.290%	3/7/11	19,610	19,610
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.250%	3/7/11 LOC	9,950	9,950
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.260%	3/7/11	5,295	5,295
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.260%	3/7/11	2,800	2,800
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.260%	3/7/11	6,085	6,085
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.220%	3/7/11	48,000	48,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.230%	3/7/11	3,655	3,655

New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.230%	3/7/11	50,660	50,660
1 New York City NY Transitional Finance Authority
Revenue TOB VRDO	0.250%	3/1/11	20,000	20,000
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.)
VRDO	0.250%	3/7/11 LOC	7,080	7,080
New York Liberty Development Corp. Revenue
PUT	0.350%	8/4/11	20,000	20,000
New York Liberty Development Corp. Revenue
PUT	0.420%	1/19/12	15,000	15,000
New York Metropolitan Transportation Authority
Revenue CP	0.290%	3/3/11 LOC	20,000	20,000
New York Metropolitan Transportation Authority
Revenue CP	0.300%	3/3/11 LOC	10,000	10,000
New York Metropolitan Transportation Authority
Revenue CP	0.290%	4/5/11 LOC	15,625	15,625
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.280%	3/7/11 LOC	10,000	10,000
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.280%	3/7/11 LOC	2,470	2,470
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.280%	3/7/11 LOC	4,685	4,685
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.280%	3/7/11 LOC	7,270	7,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.280%	3/7/11 LOC	24,105	24,105
New York State Dormitory Authority Revenue
(City University System)	2.000%	7/1/11	26,640	26,789
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/11 (Prere.)	4,090	4,161
1 New York State Dormitory Authority Revenue
(City University System) TOB VRDO	0.260%	3/7/11 (4)	10,690	10,690
New York State Dormitory Authority Revenue
(Columbia University)	5.250%	7/1/11	4,160	4,228
New York State Dormitory Authority Revenue
(Columbia University) CP	0.290%	3/8/11	1,095	1,095
New York State Dormitory Authority Revenue
(Columbia University) CP	0.290%	3/8/11	12,800	12,800
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.200%	3/7/11	60,150	60,150
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.260%	3/7/11	12,500	12,500
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.220%	3/7/11	6,000	6,000
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.230%	3/7/11	2,985	2,985
New York State Dormitory Authority Revenue
(Highland Community Development Corp.)
VRDO	0.230%	3/7/11 LOC	2,270	2,270
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.330%	3/7/11 (4)LOC	15,785	15,785

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.230%	3/7/11 LOC	69,900	69,900
New York State Dormitory Authority Revenue
(Mount St. Mary College) VRDO	0.260%	3/7/11 LOC	4,900	4,900
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.220%	3/7/11 LOC	7,020	7,020
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.220%	3/7/11 LOC	15,115	15,115
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/12	1,780	1,864
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/12	1,500	1,579
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.260%	3/7/11	17,520	17,520
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.220%	3/7/11	21,215	21,215
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.230%	3/7/11 LOC	1,185	1,185
1 New York State Dormitory Authority Revenue
(State University Educational Facilities) TOB
VRDO	0.250%	3/7/11 LOC	10,315	10,315
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.170%	3/1/11 LOC	4,390	4,390
New York State Energy Research &
Development Authority Electric Facilities
Revenue (Long Island Lighting Co. Project)
VRDO	0.290%	3/7/11 LOC	14,980	14,980
1 New York State Environmental Facilities Corp.
Revenue (New York City Municipal Water
Finance Authority Project) TOB VRDO	0.260%	3/7/11	4,450	4,450
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.260%	3/7/11	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds) TOB VRDO	0.260%	3/7/11	3,645	3,645
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/11 (ETM)	5,950	6,044
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.220%	3/7/11 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (150 East 44th Street)
VRDO	0.240%	3/7/11 LOC	7,000	7,000
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.240%	3/7/11 LOC	15,270	15,270
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.220%	3/7/11 LOC	14,850	14,850
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.250%	3/7/11 LOC	66,170	66,170
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.260%	3/7/11 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (Clinton Green South)
VRDO	0.260%	3/7/11 LOC	15,600	15,600

New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.250%	3/7/11 LOC	45,000	45,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.220%	3/7/11 LOC	15,000	15,000
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.240%	3/7/11 LOC	10,400	10,400
New York State Housing Finance Agency
Housing Revenue (West 37th Street) VRDO	0.260%	3/7/11 LOC	4,200	4,200
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.240%	3/7/11 LOC	15,000	15,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.250%	3/7/11 LOC	9,000	9,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.230%	3/7/11	5,200	5,200
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.310%	3/7/11	12,090	12,090
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.310%	3/7/11	8,805	8,805
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.320%	3/7/11	11,090	11,090
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.320%	3/7/11	10,795	10,795
1 New York State Mortgage Agency Revenue
TOB VRDO	0.220%	3/1/11	4,400	4,400
New York State Power Authority CP	0.320%	5/4/11	20,000	20,000
New York State Power Authority Revenue PUT	0.290%	3/1/11	21,290	21,290
2 New York State Power Authority Revenue PUT	0.290%	3/1/11	35,000	35,000
New York State Power Authority Revenue PUT	0.290%	9/1/11	22,600	22,600
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (Prere.)	2,000	2,029
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (Prere.)	3,000	3,043
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.230%	3/7/11 LOC	82,100	82,100
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.230%	3/7/11 LOC	31,475	31,475
North Hempstead NY BAN	2.000%	10/7/11	31,664	31,972
Northport-East Northport NY Union Free School
District TAN	1.600%	6/24/11	39,000	39,155
1 Nuveen New York Performance Plus Municipal
Fund VRDP VRDO	0.430%	3/7/11 LOC	34,500	34,500
1 Nuveen New York Quality Income Municipal
Fund VRDP VRDO	0.510%	3/7/11 LOC	21,000	21,000
1 Nuveen New York Select Quality Municipal Fund
VRDP VRDO	0.510%	3/7/11 LOC	31,000	31,000
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.280%	3/7/11 LOC	6,295	6,295
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.280%	3/7/11 LOC	8,605	8,605
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.240%	3/7/11 LOC	8,590	8,590
Onondaga County NY Trust Cultural Resource
Revenue (Syracuse University) VRDO	0.200%	3/7/11 LOC	17,000	17,000
Oyster Bay NY BAN	1.500%	3/11/11	40,000	40,013
Port Authority of New York & New Jersey CP	0.320%	4/6/11	4,100	4,100

Port Washington NY Union Free School District
TAN	2.000%	6/23/11	20,000	20,107
Riverhead NY Industrial Development Agency
Civic Facility Revenue (Central Suffolk
Hospital Project) VRDO	0.280%	3/7/11 LOC	5,000	5,000
Riverhead NY Industrial Development Agency
Civic Facility Revenue (Central Suffolk
Hospital Project) VRDO	0.280%	3/7/11 LOC	6,790	6,790
Rockland County NY Industrial Development
Agency Civic Facility Revenue (Dominican
College Project)VRDO	0.250%	3/7/11 LOC	6,405	6,405
South Orangetown NY Central School District
TAN	2.000%	6/30/11	5,000	5,023
Southampton NY Union Free School District
TAN	2.000%	6/23/11	9,500	9,550
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthonys
High School) VRDO	0.220%	3/7/11 LOC	11,500	11,500
Suffolk County NY TAN	2.000%	8/11/11	20,000	20,134
Suffolk County NY TAN	2.000%	9/13/11	23,000	23,200
Suffolk County NY Water Authority Revenue
VRDO	0.200%	3/7/11	47,700	47,700
Syosset NY Central School District TAN	1.500%	6/24/11	18,000	18,068
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.200%	3/1/11 LOC	1,250	1,250
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.240%	3/7/11 LOC	17,150	17,150
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.230%	3/7/11	9,190	9,190
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.240%	3/7/11 LOC	22,500	22,500
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.240%	3/7/11 LOC	28,195	28,195
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.260%	3/7/11	2,660	2,660
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.260%	3/7/11	10,040	10,040
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.210%	3/7/11 LOC	24,910	24,910
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.260%	3/7/11	24,975	24,975
				3,131,721

Puerto Rico (1.6%)
Puerto Rico GO VRDO	0.200%	3/7/11 LOC	3,300	3,300
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	10,000	10,458
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,500	3,662
Puerto Rico Sales Tax Financing Corp. Revenue
PUT	5.000%	8/1/11 (Prere.)	6,000	6,116

1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.260%	3/7/11	27,000	27,000
				50,536
Total Tax-Exempt Municipal Bonds (Cost $3,182,257)				3,182,257
Total Investments (99.7%) (Cost $3,182,257)				3,182,257
Other Assets and Liabilities-Net (0.3%)				10,761
Net Assets (100%)				3,193,018

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $467,545,000, representing 14.6% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2011.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.

New York Tax-Exempt Money Market Fund

(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
New York (97.5%)
Albany County NY GO	5.000%	10/1/12 (14)	1,605	1,658
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/27	5,000	4,637
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,555
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,610
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	4,522
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,536
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,514
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,244
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	3,364
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,000	8,719
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	8,877
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (14)	335	336
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (14)(ETM)	1,760	1,767
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,898
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	2,988
City of Troy NY Capital Resource Corp.
Revenue (Rensselaer Polytechnic Institute
Project)	5.000%	9/1/30	1,500	1,440
City of Troy NY Capital Resource Corp.
Revenue (Rensselaer Polytechnic Institute
Project)	5.125%	9/1/40	3,650	3,386
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	4,500	4,984
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/20 (4)	3,510	3,817

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/21 (4)	5,000	5,340
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/22 (4)	4,500	4,754
Erie Tobacco Asset Securitization Corp.
Tobacco Settlement New York Revenue	5.000%	6/1/45	1,000	676
Hempstead NY GO	4.000%	8/15/11	3,000	3,052
Hempstead NY GO	2.500%	2/1/12	1,015	1,034
Hempstead NY GO	4.000%	1/15/13	1,500	1,585
Hempstead NY GO	3.000%	4/15/13	5,070	5,286
Hempstead NY GO	4.000%	8/15/13	1,000	1,073
Hempstead NY GO	5.000%	1/15/14	1,740	1,923
Hempstead NY GO	3.000%	4/15/14	5,155	5,421
Hempstead NY GO	5.000%	1/15/15	1,000	1,127
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/17	2,360	2,515
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/19	3,200	3,410
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	10,000	7,568
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	20,000	16,768
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	15,600	13,079
Liberty New York Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	18,800	18,343
Liberty New York Development Corp. Revenue
(Greenwich LLC) VRDO	0.230%	3/7/11 LOC	21,000	21,000
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	25,000	27,234
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	15,000	16,912
Long Island NY Power Authority Electric System
Revenue	5.250%	12/1/20 (14)	7,500	8,079
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	11,176
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	7,332
Long Island NY Power Authority Electric System
Revenue	5.125%	9/1/29	10,000	10,001
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	2,000	2,200
Metropolitan New York Transportation Authority
Revenue	5.750%	7/1/18	7,490	8,696
Metropolitan New York Transportation Authority
Revenue	4.750%	11/15/23 (14)	8,600	8,635
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/23	4,500	4,647
Metropolitan New York Transportation Authority
Revenue	6.250%	11/15/23	5,000	5,628
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/27 (14)	10,000	10,005
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,015
Metropolitan New York Transportation Authority
Revenue	6.500%	11/15/28	5,000	5,569

Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,011
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/30	5,000	4,914
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,159
Metropolitan New York Transportation Authority
Revenue	5.125%	11/15/31	4,450	4,352
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/33	7,000	6,627
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/34	5,000	4,708
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/37	14,250	13,053
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/40	7,500	7,153
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.500%	11/15/13 (4)	6,000	6,458
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,180
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,092
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,072
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.270%	3/7/11 (4)	6,900	6,900
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	10,000	11,527
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.125%	1/1/29	23,000	23,089
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.000%	7/1/30 (2)	1,760	1,760
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/16 (14)	4,000	4,248
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (14)	5,000	5,327
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/17 (2)	35,000	37,285
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/19 (14)	5,500	5,815
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/20 (14)	7,000	7,434
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,213
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,687
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	44,432
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.280%	3/7/11 (13)	4,000	4,000
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	3,909
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,209

Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	3,757
Nassau County NY GO	5.000%	10/1/20	9,025	9,826
Nassau County NY Tobacco Settlement Corp.	5.250%	6/1/26	1,500	1,285
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	9,000	6,348
Nassau County NY Tobacco Settlement Corp.	5.125%	6/1/46	8,105	5,341
New York City NY Cultural Resources Revenue
(Julliard School)	5.000%	1/1/34	4,000	4,026
New York City NY Cultural Resources Revenue
(Julliard School)	5.000%	1/1/39	4,000	4,000
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.750%	7/1/12	4,000	4,103
New York City NY Cultural Resources Revenue
(Julliard School) PUT	2.100%	7/1/15	14,500	14,554
New York City NY GO	5.125%	8/1/13 (4)	40	41
New York City NY GO	5.500%	8/1/13 (Prere.)	315	351
New York City NY GO	5.750%	8/1/13	7,500	7,969
New York City NY GO	5.000%	8/15/13	1,000	1,090
New York City NY GO	5.000%	1/1/14	3,360	3,681
New York City NY GO	5.000%	2/1/14	3,500	3,842
New York City NY GO	5.000%	8/1/14	1,140	1,266
New York City NY GO	5.000%	8/1/14	2,500	2,776
New York City NY GO	5.000%	8/1/14	2,800	3,109
New York City NY GO	5.000%	8/1/14	2,330	2,587
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.250%	8/1/14	1,390	1,555
New York City NY GO	5.000%	8/1/15	2,455	2,761
New York City NY GO	5.000%	8/1/16	5,000	5,654
New York City NY GO	5.000%	8/1/16	7,150	8,086
New York City NY GO	5.000%	8/1/16	4,160	4,704
New York City NY GO	5.000%	8/1/16	16,925	19,139
New York City NY GO	5.000%	2/1/17	8,835	9,987
New York City NY GO	5.000%	3/1/17	10,000	11,309
New York City NY GO	5.000%	8/1/17	7,500	8,494
New York City NY GO	5.000%	8/1/17	3,000	3,398
New York City NY GO	5.000%	9/1/17	3,955	4,323
New York City NY GO	5.000%	8/1/18	7,500	8,524
New York City NY GO	5.000%	8/1/19	5,000	5,662
New York City NY GO	5.000%	8/1/19	3,000	3,397
New York City NY GO	5.000%	8/1/20	7,500	8,374
New York City NY GO	5.000%	8/1/20	8,380	9,455
New York City NY GO	5.000%	8/1/20	750	846
New York City NY GO	5.500%	8/1/20	2,185	2,363
New York City NY GO	5.000%	8/1/21	1,000	1,056
New York City NY GO	5.000%	8/1/21	2,000	2,193
New York City NY GO	5.250%	9/1/21	8,100	8,937
New York City NY GO	5.000%	8/1/22	10,000	10,720
New York City NY GO	5.000%	8/1/22	4,250	4,590
New York City NY GO	5.000%	8/1/22	4,000	4,352
New York City NY GO	5.250%	8/15/22	10,000	10,881
New York City NY GO	5.250%	9/1/22	17,000	18,504
New York City NY GO	5.000%	10/1/22	2,985	3,177
New York City NY GO	5.000%	11/1/23	4,525	4,741
New York City NY GO	5.250%	8/15/24	15,000	15,958
New York City NY GO	5.000%	1/1/25	10,000	10,311
New York City NY GO	5.000%	8/1/25	8,000	8,232
New York City NY GO	5.000%	10/1/25	10,000	10,345

New York City NY GO	5.000%	1/1/26	6,360	6,515
New York City NY GO	5.000%	4/1/26	15,800	16,255
New York City NY GO	5.000%	8/15/26	14,500	14,937
New York City NY GO	5.250%	8/15/26	5,100	5,334
New York City NY GO	5.000%	5/15/28	4,500	4,609
New York City NY GO	5.000%	8/1/28	7,000	7,174
New York City NY GO	5.000%	8/1/28	2,000	2,054
New York City NY GO	6.250%	10/15/28	1,035	1,149
New York City NY GO	5.625%	4/1/29	3,000	3,189
New York City NY GO	5.450%	4/1/31	8,500	8,889
New York City NY GO	5.000%	5/15/31	5,000	5,074
New York City NY GO	5.375%	4/1/36	4,000	4,067
New York City NY GO	5.000%	5/15/36	4,250	4,178
New York City NY GO VRDO	0.220%	3/1/11 (4)	1,400	1,400
New York City NY GO VRDO	0.220%	3/1/11 (4)	9,730	9,730
New York City NY GO VRDO	0.220%	3/1/11 (4)	5,200	5,200
New York City NY GO VRDO	0.220%	3/1/11 (4)	2,100	2,100
New York City NY GO VRDO	0.220%	3/1/11 (4)	5,900	5,900
New York City NY GO VRDO	0.220%	3/1/11 LOC	18,900	18,900
New York City NY GO VRDO	0.220%	3/1/11 LOC	2,300	2,300
New York City NY GO VRDO	0.220%	3/1/11 LOC	4,800	4,800
New York City NY GO VRDO	3.680%	3/1/11 LOC	1,880	1,880
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/12	10	10
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	2,500	2,726
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	2,500	2,773
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,654
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,126
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	12,500	11,968
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,406
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	4,971
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,546
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,439
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,179
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	1,846
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	5.000%	1/1/31 (2)	10,640	8,978
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	5.000%	1/1/39 (2)	2,875	2,295
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,135

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	2,552
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	1,001
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	14,800	13,052
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	8,000	8,717
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,035
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	8,338
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	24,515	25,932
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	3,342
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,012
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	9,500	9,632
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,142
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	13,355	13,613
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,054
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	15,456
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	10,000	9,692
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.125%	6/15/33 (14)	6,995	7,005
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,000	993
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	16,930	16,761
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/38	1,000	944
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	34,705	34,144
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	5,000	4,934
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	4,925
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	9,821
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	4,902
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	13,461
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	7,560

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	19,044
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	10,632
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	15,000	15,210
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.220%	3/1/11	9,000	9,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.220%	3/1/11	3,300	3,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.170%	3/1/11	5,300	5,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	2.294%	3/1/11	3,200	3,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	3.500%	3/1/11	7,900	7,900
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/23 (14)	6,100	6,519
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	12,000	12,732
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/25 (14)	20,225	21,211
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	2,540	2,652
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	3,000	3,347
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	6,975
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	9,987
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,335
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,219
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,282
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	506
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	496
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,011
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	10,022
New York City NY Transitional Finance Authority
Building Aid Revenue	4.750%	1/15/38	20,000	18,841
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	6,875	6,923
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/11	4,000	4,123
New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/15/12 (Prere.)	9,395	9,841

New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	2/15/12 (Prere.)	2,735	2,868
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/12 (Prere.)	3,750	4,002
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/13 (Prere.)	570	620
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	5	6
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/19 (14)	3,930	4,205
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	1,710	1,942
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	5,000	5,606
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	8,232
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,086
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	3,360	3,424
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,073
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,096
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,079
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,117
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,166
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,574
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,128
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	23,500	24,100
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,049
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	2,005	2,009
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	1,000	996
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,149
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	5,000	4,925
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.230%	3/7/11	9,900	9,900
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	3.820%	3/1/11	2,800	2,800
New York Convention Center Development
Corp. Revenue (Hotel Unit)	5.000%	11/15/44 (2)	10,000	8,821
New York GO	5.000%	2/15/39	9,500	9,500
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	6,512
New York Liberty Development Corp. Revenue	5.625%	7/15/47	3,000	2,864
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,000	9,949
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	15,205	15,902

New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/19 (14)	2,420	2,555
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/20 (14)	2,555	2,677
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/21 (14)	1,680	1,751
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/22 (14)	2,825	2,922
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/23 (14)	1,120	1,152
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,515	4,643
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/36 (4)	3,575	3,364
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/13	8,440	8,973
New York State Dormitory Authority Revenue
(Catholic Health Services of Long Island
Obligated Group- St. Charles Hospital &
Rehabilitation Center)	5.500%	7/1/22 (14)	10,000	10,020
New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/11 (3)	1,740	1,764
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20	3,410	3,750
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	14,525	16,617
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	2,500	2,597
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	4,800
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/13	3,475	3,808
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	5,100	5,506
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,423
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,672
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,011
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,508
New York State Dormitory Authority Revenue
(LeMoyne College) VRDO	0.230%	3/7/11 LOC	4,700	4,700
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,104
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/35	13,000	12,801
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.500%	2/15/17	10,000	11,379
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (14)	6,575	6,695
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	500	505

New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,557
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	4,530
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	5,000	4,965
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	1,000	1,088
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,000	1,089
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,000	1,088
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,000	2,167
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,068
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,055
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	4.500%	7/1/37 (14)	4,820	4,085
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,025
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,043
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	995
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	994
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,500	1,813
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	15,333
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,103
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,139
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,370
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,373
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,781
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,312

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	11,950	13,229
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	3,000	3,461
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	3,000	3,442
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,414
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,715
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,315
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	3,000	3,107
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/31	11,515	11,694
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,000	2,971
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	9,901
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	10,641
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	6,867
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	10,000	10,078
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.260%	3/7/11	11,950	11,950
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/16 (12)	750	841
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	640
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	3,791
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.000%	7/1/15	1,000	1,063
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/17	1,250	1,382
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/19	1,100	1,199
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/20	1,000	1,086
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.250%	7/1/32	2,000	1,745
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	1,925
1 New York State Dormitory Authority Revenue
(Rockefeller University) TOB VRDO	0.260%	3/7/11	7,565	7,565
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.230%	3/7/11	5,000	5,000
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,640
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	2,000	2,224
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/32 (14)	9,000	8,886
New York State Dormitory Authority Revenue
(St. Joseph's Hospital)	5.250%	7/1/18 (14)	6,700	6,702

New York State Dormitory Authority Revenue
(St. Lawrence University)	5.000%	7/1/14	16,000	17,208
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/13	5,000	5,255
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.750%	5/15/17 (4)	3,750	4,409
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,024
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,582
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/36 (14)	6,190	5,745
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	3,000	2,923
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	3,000	3,027
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	8,350
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.250%	7/1/17 (4)	8,025	8,050
New York State Dormitory Authority Revenue
(Vassar Brothers Hospital)	5.375%	7/1/25 (4)	7,000	7,021
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	10,000	9,677
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.260%	3/7/11	6,655	6,655
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,635
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,829
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,554
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) ARS	0.721%	3/7/11 (14)	10,000	9,461
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,541
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,541
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	5.000%	8/1/16 (14)	7,750	8,079
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	8,703
2 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	8/15/14	5,780	6,508
2 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	4.000%	8/15/15	1,400	1,543

3 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.250%	6/15/16	3,095	3,265
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.250%	6/15/19	11,335	11,872
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/22	4,950	5,336
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/25	4,540	4,792
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	4.750%	6/15/32	12,240	12,207
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/34	6,000	6,018
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water RevolvingFunds)	5.000%	6/15/34	5,000	5,015
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.500%	1/2/13	5,000	4,960
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	3,506
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (4)(ETM)	5,585	5,969
New York State Environmental Facilities Corp.
Water Pollution Control Revenue	5.750%	6/15/12 (4)(ETM)	2,870	3,067
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	14,826
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,324
New York State Local Government Assistance
Corp. Revenue VRDO	0.230%	3/7/11	5,500	5,500
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	11,890	11,686
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	20,710	22,355
New York State Thruway Authority Revenue	5.000%	1/1/19 (14)	9,000	9,918
New York State Thruway Authority Revenue	5.000%	1/1/26 (14)	4,695	4,809
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,039
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,535
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,400	33,957
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,650
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	26,801
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	5,724
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	9,216
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/19	10,765	12,613

New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/17	1,500	1,675
New York State Urban Development Corp.
Revenue	5.000%	1/1/14	13,000	14,177
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	10,000	11,138
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	2,095	2,373
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,058
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	4,360	5,050
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	10,000	11,538
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	4,445	5,131
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	8,240	9,372
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,297
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	6,880
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/17	4,000	4,478
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	7,530	8,340
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,478
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	10,547
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	3,550	3,723
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,559
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,189
North Hempstead NY GO	6.400%	4/1/11 (14)	2,075	2,086
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	10,210
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/31	4,000	4,045
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	6,558
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	9,700	9,249
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,000
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	6,436
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	10,462
Port Authority of New York & New Jersey
Revenue	4.250%	7/15/40	2,750	2,297
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	6,603
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	3,907

Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	6,776
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	10/1/16	3,510	3,946
1 Suffolk County NY GO TOB VRDO	0.290%	3/7/11 (14)	3,265	3,265
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	519
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,028
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	1,938
Suffolk County NY Water Authority Revenue	5.250%	6/1/11 (ETM)	2,380	2,410
Suffolk County NY Water Authority Revenue	5.250%	6/1/12 (ETM)	4,290	4,550
Suffolk County NY Water Authority Revenue	5.250%	6/1/17 (ETM)	1,695	1,841
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.200%	3/1/11 LOC	1,450	1,450
Tobacco Settlement Asset Securitization Corp.
Inc. New York	4.750%	6/1/22	13,100	12,199
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.000%	6/1/26	6,500	5,868
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.000%	6/1/34	8,965	6,476
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.125%	6/1/42	21,660	14,455
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	1/1/15	2,930	3,032
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	9,500	10,904
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	1/1/18	2,330	2,405
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/18	185	197
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/19	28,235	29,935
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	2,719
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/32 (14)	3,150	3,152
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,391
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	13,310	13,078
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	25,000	25,177
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,686
Westchester County NY GO	4.000%	6/1/14	9,375	10,223
Westchester County NY GO	4.000%	6/1/15	9,760	10,740
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,000	1,955
				2,780,143

Puerto Rico (1.7%)
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/12 (14)(Prere.)	6,500	6,991
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/16 (14)	16,345	16,885
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,365
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/17 (4)	4,000	4,068
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,060
Puerto Rico Sales Tax Financing Corp. Revenue	6.000%	8/1/42	5,000	4,972
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	8,000	8,315
				48,656
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/11	2,000	2,031
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/23	2,000	2,004
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,046
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	4,694
				9,775
Total Tax-Exempt Municipal Bonds (Cost $2,821,411)				2,838,574
Total Investments (99.5%) (Cost $2,821,411)				2,838,574
Other Assets and Liabilities-Net (0.5%)				13,662
Net Assets (100%)				2,852,236

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $52,635,000, representing 1.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2011.
3 Securities with a value of $2,321,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

New York Long-Term Tax-Exempt Fund

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

New York Long-Term Tax-Exempt Fund

The following table summarizes the fund's investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,838,574	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(175)	—	—
Total	(170)	2,838,574	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year United States Treasury Note	June 2011	(177)	(38,639)	(65)
5-Year United States Treasury Note	June 2011	(358)	(41,864)	(113)
10-Year United States Treasury Note	June 2011	(586)	(69,761)	(224)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2011, the cost of investment securities for tax purposes was $2,823,513,000. Net unrealized appreciation of investment securities for tax purposes was $15,061,000, consisting of unrealized gains of $63,131,000 on securities that had risen in value since their purchase and $48,070,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD NEW YORK TAX- FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.